Schedule of foreign currency exchange rates (Details)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Singapore, Dollars
Period-end, exchange rate	1.37	1.32	1.34
Period-average, exchange rate	1.34	1.34	1.38
Malaysia, Ringgits
Period-end, exchange rate	4.47
Period-average, exchange rate	4.57